Exhibit 99

3 Times Square, 10th Floor New York, New York 10036 212.247.1010 telephone 212.841.9350 facsimile www.fticonsulting.com

March 2, 2018

Ms. Janet Duncan

Sprint Corporation

6200 Sprint Pkwy

Overland Park, KS 66251

and

Goldman, Sachs & Co.

200 West Street

New York, NY 10282

and

Each Person on Schedule I attached hereto, as Representatives

Independent Advisor’s Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”) with respect to the offering of asset-backed securities issued by Sprint Spectrum Co LLC, Sprint Spectrum Co II LLC and Sprint Spectrum Co III LLC Series 2018-1 (the “Transaction”). Sprint Corporation (together with any subsidiaries, “Sprint” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings and for the sufficiency of the procedures described below. We make no representations regarding the sufficiency of these procedures either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following conventions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to, verified mathematical accuracy, if applicable, and found to be in agreement with, unless otherwise noted.

•	The term “recomputed” means calculated and found to be in agreement with, unless otherwise noted.

I.	Comparisons and Recomputations of Certain License Characteristics

1.	On February 20, 2018, we were provided by the Company with a computer-generated data file of the February 20, 2018 population of licenses (the “February 2018 License Data Tape”). We selected 15% of all licenses from the February 2018 License Data Tape for detailed testing (the “February 2018 License Sample Selection”).

2.	For each of the February 2018 License Sample Selections, we compared and/or recomputed the attributes listed in Steps A1-A5 of Exhibit A (Item 4) as per the February 2018 License Data Tape to corresponding documents as identified in Exhibit A, all of which were available through public sources. No exceptions were noted during the course of our testing (Item 5).

Please refer to Exhibit B for a listing of the licenses selected for detailed testing.

II.	Comparisons and Recomputations of Certain Third Party Leased License Characteristics

1.	On February 20, 2018, we were provided by the Company with a computer-generated data file of the February 20, 2018 population of third party leased licenses (the “February 2018 Third Party Leased License Data Tape”).[1] We selected 15% of the leased licenses from the February 2018 Third Party Leased License Data Tape for detailed testing (the “February 2018 Third Party Leased License Sample Selection”).

2.	For each of the February 2018 Third Party Leased License Sample Selections, we compared and/or recomputed the attributes listed in Steps B1-B8 of Exhibit A (Item 4) as per the February 2018 Third Party Leased License Data Tape to corresponding documents as identified in Exhibit A, all of which were available through public sources. No exceptions were noted during the course of our testing (Item 5).

Please refer to Exhibit C for a listing of the Third Party Leased Licenses selected for detailed testing.

III.	Comparisons and Recomputations of Certain Third Party Lease Characteristics

1.	On February 28, 2018, we were provided by the Company with a computer-generated data file of the February 20, 2018 population of third party leases (the “February 2018 Third Party Lease Data Tape”). We selected 50% of the population of third party lease counterparties from the February 2018 Third Party Lease Data Tape for detailed testing (the “February 2018 Third Party Lease Sample Selection”).

2.	For each of the February 2018 Third Party Lease Sample Selections, we compared and/or recomputed the attributes listed in Steps C1-C4 of Exhibit A (Item 4) as per the February 2018 Third Party Lease Data Tape to corresponding documents as identified in Exhibit A, all of which were provided by the Company or available through public sources. No exceptions were noted during the course of our testing (Item 5).

Please refer to Exhibit D for a listing of the Third Party Leases selected for detailed testing.

IV.	Comparisons and Recomputations of Certain Geographic Coordinates

1.	On February 22, 2018, we were provided by the Company with twelve computer generated data files that detailed the specific geographic coordinates covering certain channels within the contributed licenses that will be partitioned as part of the Transaction (collectively, the “February 2018 Geographic Coordinates Data Tape”). We non-statistically selected 80 geographic coordinates within call signs B404 and B461 from the February 2018 Geographic Coordinates Data Tape for detailed testing (the “February 2018 Geographic Coordinates Sample Selection”).

[1]	The third party lease population consists of eight counterparties and twenty seven call signs.

2.	For each of the February 2018 Geographic Coordinates Sample Selections, we compared and/or recomputed the attributes listed in Step D1 of Exhibit A (Item 4) as per the February 2018 Geographic Coordinates Data Tape to corresponding documents as identified in Exhibit A, all of which were available through public sources. No exceptions were noted during the course of our testing (Item 5).

Please refer to Exhibit E for a listing of the Geographical Coordinates selected for detailed testing.

******

We make no representations as to (i) the accuracy of the information set forth in the February 2018 License Data Tape, the February 2018 Third Party Leased License Data Tape, the February 2018 Third Party Lease Data Tape or the February 2018 Geographic Coordinates Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the aforementioned data tapes, or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, or (iii) whether any of the documents provided to us by the Company are comprehensive and valid instruments. Also, the procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above, and does not extend to the Company’s financial statements for any date or period.

We were not engaged to and did not perform an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users. None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

Yours truly,

SCHEDULE I

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, New York 10179

Mizuho Securities USA LLC

1251 Avenue of the Americas

New York, New York 10020

Exhibit A / Item 4

Agreed Upon Procedures

A. Directly Held Licenses

Non-statistically select 15% of the population of directly held BRS and PCS spectrum licenses and perform the following procedures with respect to the below noted fields:

Directly Held BRS and PCS Licenses

Step	Field	Source Document / Procedure
A1	Call Sign	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

A2	Ultimate Lease Holding Entity	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

A3	Geographic Service Area	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

A4	Contributed Channels	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

A5	Expiration Date	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B. Third Party Leased Licenses

Non-statistically select 15% of the population of third-party leased spectrum licenses and perform the following procedures with respect to the below noted fields:

Spectrum Licenses Under Third Party Lease Agreements

Step	Field	Source Document / Procedure
B1	Call Sign	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B2	Third-Party Lease Counterparty	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B3	Spectrum-Leasing Subsidiary	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B4	Geographic Service Area	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B5	Contributed Channels	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B6	License Expiration Date	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B7	FCC Lease ID	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B8	FCC Lease Expiration Date	Agree to FCC Universal Licensing System found at http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

C. Third Party Lease Agreements

Non-statistically select 50% of the population of third-party lease counterparties and perform the following procedures with respect to the below noted fields:

Third Party Lease Agreements

Step	Field	Source Document / Procedure
C1	Call Sign / Market	Agree to associated spectrum lease agreement and amendment(s) (if applicable)

C2	Licensee	Agree to associated spectrum lease agreement and amendment(s) (if applicable)

C3	License Renewal	Agree to associated spectrum lease agreement and amendment(s) (if applicable)

C4	Final Term End Date	Agree to associated spectrum lease agreement and amendment(s) (if applicable)

D. Geographic Coordinate Testing

On a test basis, non-statistically select 80 geographic coordinates from each expected partition of the contributed channels within call signs B404 and B461 and perform the following:

Geographic Coordinates

Step	Field	Source Document / Procedure
D1	Geographic Coordinate	Confirm that coordinate lies within boundary of the call sign BTA provided at: http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

Exhibit B

1 of 1

BRS and PCS Licenses

#	Call Sign	Contributed Channels
1	WMI336	H2
2	WMX943	H2
3	WMX944	H3
4	WNEX722	H2
5	WNTD763	H2
6	WNTE611	H3
7	WNTH970	H3
8	WQOH796	H1
9	WQYK858	F3,H1,H2,H3
10	WQYK860	E1,E2,E3
11	WQYK861	BRS2,E1,E2,E3
12	WQYK882	BRS2,E1,E2,E3
13	WQYK884	F3
14	WQYK886	F3,H1,H2,H3
15	WQYK892	F3,H1,H2,H3
16	WQYK900	BRS2,E1,E2,E3
17	WQYK902	BRS2,E1,E2,E3
18	WQYK905	F3,H1,H2,H3
19	WQYK921	BRS2,E1,E2,E3
20	WQYK930	F3
21	WQYK932	F3,H1,H2,H3
22	WQYK934	F3,H1,H2,H3
23	WQYK939	F3,H1,H2,H3
24	WQYK940	E3,F1,F2,F3
25	WQYK944	BRS2,E1,E2,E3
26	WQYK947	F3,H1,H2,H3
27	WQYK955	BRS2,E1,E2,E3
28	WQYK959	F3,H1,H2,H3
29	WQYK964	F1,F2,F3,H1
30	WQYK978	F3,H1,H2,H3
31	WQYK984	F3,H1,H2,H3
32	WQYK996	F3,H1,H2,H3
33	WQYL298	F3,H1,H2,H3
34	WQYL303	F3,H1,H2,H3
35	WQYL305	F3,H1,H2,H3
36	WQYL314	F3,H1,H2,H3
37	WQYL318	BRS2,E1,E2,E3
38	WQYL320	BRS2,E1,E2,E3
39	WQYL328	F3,H1,H2,H3
40	WQYL330	F3,H1,H2,H3
41	WQYL331	E3,F1,F2,F3
42	WQYL336	F3
43	WQYL340	E3

#	Call Sign	Contributed Channels
44	WQYL341	F3
45	WQYL632	F3,H1,H2,H3
46	WQYL646	F3,H1,H2,H3
47	WQYL647	F3,H1,H2,H3
48	WQYL649	F3,H1,H2,H3
49	WQYL650	F3,H1,H2,H3
50	WQYL651	F3,H1,H2,H3
51	WQYL660	BRS2,E1,E2,E3
52	WQYL674	BRS2,E1,E2,E3
53	WQYL676	F1,F2,F3,H1
54	WQYL679	F3,H1,H2,H3
55	WQYL680	F3,H1,H2,H3
56	WQYL700	F3,H1,H2,H3
57	WQYL701	F3,H1,H2,H3
58	WQYL702	F3,H1,H2,H3
59	WQYL703	F3,H1,H2,H3
60	WQYL723	F3,H1,H2,H3
61	WQYL724	F3,H1,H2,H3
62	WQYL725	F3,H1,H2,H3
63	WQYL735	BRS2,E1,E2,E3
64	WQYL744	F3,H1,H2,H3
65	WQYL773	E3,F1,F2,F3
66	WQYL784	F3,H1,H2,H3
67	WQYL785	F3,H1,H2,H3
68	WQYL820	BRS2,E1,E2,E3
69	WQYL822	BRS2,E1,E2,E3
70	WQYL823	BRS2,E1,E2,E3
71	WQYL831	E3,F1,F2,F3
72	WQYL849	F3,H1,H2,H3
73	WQYL857	F3
74	WQYL862	F3
75	WQYQ257	E3,F1,F2,F3
76	WQYQ261	E3
77	WQYQ262	F3
78	WQYQ508	H1,H2,H3
79	WQDN638	1905 - 1910 / 1985 - 1990
80	WQDN646	1905 - 1910 / 1985 - 1990
81	WQDN650	1905 - 1910 / 1985 - 1990
82	WQNE332	1900 - 1902.5 / 1980 - 1982.5
83	WQYL223	1905 - 1910 / 1985 - 1990
84	WQXY322	1905 - 1910 / 1985 - 1990

Exhibit C

1 of 1

Third Party Leased Licenses

#	Call Sign	Third-Party Lease Counterparty	Contributed Channels	FCC Lease ID
1	KNZ69	DeSales Media Group, Inc.	B2,B3,B4	L000020433
2	WHG228	California State University Northridge	C1,C2,C3,C4	L000020428
3	WMX215	John Mester Income Family Trust	H3	L000020421
4	WNC682	Clark County School District	A1,A2,A3,A4	L000020439
5	WNTA285	The Board of Trustees of the Leland Stanford Junior University	H3	L000021033

Exhibit D

1 of 1

Third Party Leases

#	Third-Party Lease Counterparty	Call Sign
1	Florida Polytechnic University	WHR943

2	California State University Northridge	WHG229, WHG228, WHR502, WLX974

3	Anaheim Elementary School District	KVP26

4	The Board of Trustees of the Leland Stanford Junior University	WNTA285, KGG38, WHR814, WHR827

Exhibit E

1 of 2

Geographic Location Sample Selection

#	Call Sign	Contributed Channels	Latitude	Longitude
1	B404	H1,H2,H3	36-57-33.35 N	-121-12-49.10 W
2	B404	H1,H2,H3	37-00-07.21 N	-121-22-39.86 W
3	B404	H1,H2,H3	37-02-09.94 N	-121-34-51.46 W
4	B404	H1,H2,H3	37-00-17.38 N	-121-45-44.20 W
5	B404	H1,H2,H3	36-59-26.22 N	-121-50-38.81 W
6	B404	H1,H2,H3	36-58-40.35 N	-122-14-14.56 W
7	B404	H1,H2,H3	37-10-23.95 N	-122-27-39.72 W
8	B404	H1,H2,H3	37-28-11.52 N	-122-33-34.29 W
9	B404	H1,H2,H3	39-34-51.75 N	-122-48-59.95 W
10	B404	H1,H2,H3	37-10-59.41 N	-121-17-00.25 W
11	B404	H1,H2,H3	37-00-17.81 N	-121-14-06.85 W
12	B404	H1,H2,H3	36-58-34.22 N	-121-14-22.08 W
13	B404	H1,H2,H3	36-57-49.04 N	-121-13-14.75 W
14	B404	H1,H2,H3	36-54-23.14 N	-121-11-12.33 W
15	B404	H1,H2,H3	36-54-33.81 N	-121-11-27.08 W
16	B404	H1,H2,H3	36-54-44.37 N	-121-11-41.95 W
17	B404	H1,H2,H3	36-54-49.89 N	-121-11-49.86 W
18	B404	H1,H2,H3	36-54-45.65 N	-121-11-35.33 W
19	B404	H1,H2,H3	36-54-45.99 N	-121-11-18.51 W
20	B404	H1,H2,H3	36-54-37.47 N	-121-11-11.16 W
21	B404	H1,H2,H3	36-54-30.55 N	-121-11-02.48 W
22	B404	H1,H2,H3	36-54-26.76 N	-121-11-02.75 W
23	B404	H1,H2,H3	36-54-20.38 N	-121-11-03.47 W
24	B404	H1,H2,H3	36-54-14.90 N	-121-11-01.13 W
25	B404	H1,H2,H3	36-27-27.74 N	-120-59-14.67 W
26	B404	H1,H2,H3	36-43-36.80 N	-121-01-45.24 W
27	B404	H1,H2,H3	36-29-55.74 N	-120-37-01.11 W
28	B404	H1,H2,H3	36-18-16.19 N	-120-45-12.31 W
29	B404	H1,H2,H3	36-12-45.97 N	-120-42-21.25 W
30	B404	H1,H2,H3	36-13-35.16 N	-120-46-54.87 W
31	B404	H1,H2,H3	36-17-40.68 N	-120-52-50.70 W
32	B404	H1,H2,H3	36-17-13.37 N	-120-58-10.84 W
33	B404	H1,H2,H3	36-17-11.28 N	-120-59-13.74 W
34	B404	H1,H2,H3	36-15-49.36 N	-121-00-57.84 W
35	B404	H1,H2,H3	36-15-58.53 N	-121-01-42.00 W
36	B404	H1,H2,H3	37-41-51.42 N	-122-56-08.56 W
37	B404	H1,H2,H3	37-38-38.04 N	-122-58-49.85 W
38	B404	H1,H2,H3	37-42-50.64 N	-123-05-41.28 W
39	B404	H1,H2,H3	37-42-45.53 N	-123-06-17.72 W
40	B404	H1,H2,H3	37-43-09.81 N	-123-07-57.35 W
41	B404	H1,H2,H3	37-47-48.79 N	-123-09-57.64 W
42	B404	H1,H2,H3	37-48-49.79 N	-123-04-13.78 W
43	B404	H1,H2,H3	37-44-52.14 N	-122-58-13.62 W
44	B404	H1,H2,H3	37-44-31.04 N	-122-57-39.81 W
45	B404	H1,H2,H3	37-43-55.87 N	-122-56-59.95 W

Exhibit E

2 of 2

#	Call Sign	Contributed Channels	Latitude	Longitude
46	B404	H1,H2,H3	37-42-55.26 N	-122-56-22.96 W
47	B404	BRS2,E1,E2,E3	36-52-42.55 N	-122-04-04.65 W
48	B404	BRS2,E1,E2,E3	36-58-00.78 N	-121-55-50.51 W
49	B404	BRS2,E1,E2,E3	37-02-06.69 N	-121-32-56.36 W
50	B404	BRS2,E1,E2,E3	36-27-11.97 N	-120-59-17.62 W
51	B404	BRS2,E1,E2,E3	36-25-38.68 N	-121-10-12.70 W
52	B404	BRS2,E1,E2,E3	36-29-58.26 N	-121-18-28.65 W
53	B404	BRS2,E1,E2,E3	36-37-14.17 N	-121-19-57.27 W
54	B404	BRS2,E1,E2,E3	36-40-27.94 N	-121-25-19.99 W
55	B404	BRS2,E1,E2,E3	36-42-18.35 N	-121-28-50.77 W
56	B404	BRS2,E1,E2,E3	36-43-12.13 N	-121-27-28.26 W
57	B404	BRS2,E1,E2,E3	36-54-20.62 N	-121-39-07.96 W
58	B461	BRS2,E1,E2,E3	38-59-08.89 N	-077-45-11.75 W
59	B461	BRS2,E1,E2,E3	39-02-00.43 N	-077-43-00.52 W
60	B461	BRS2,E1,E2,E3	39-10-34.82 N	-077-36-25.79 W
61	B461	BRS2,E1,E2,E3	39-25-43.37 N	-077-21-55.99 W
62	B461	BRS2,E1,E2,E3	39-22-12.01 N	-077-10-32.65 W
63	B461	BRS2,E1,E2,E3	39-08-17.19 N	-076-57-21.23 W
64	B461	BRS2,E1,E2,E3	39-06-21.63 N	-076-50-30.10 W
65	B461	BRS2,E1,E2,E3	39-02-59.31 N	-076-47-36.57 W
66	B461	BRS2,E1,E2,E3	38-27-50.30 N	-076-59-33.45 W
67	B461	BRS2,E1,E2,E3	38-33-37.83 N	-077-29-53.18 W
68	B461	BRS2,E1,E2,E3	38-54-16.20 N	-077-44-59.58 W
69	B461	H1,H2,H3	39-21-53.83 N	-077-10-07.88 W
70	B461	H1,H2,H3	39-00-33.03 N	-077-44-07.41 W
71	B461	H1,H2,H3	38-15-54.32 N	-076-58-14.16 W
72	B461	H1,H2,H3	38-15-42.58 N	-077-25-20.13 W
73	B461	H1,H2,H3	38-20-35.76 N	-078-06-25.01 W
74	B461	H1,H2,H3	38-50-56.74 N	-078-08-59.47 W
75	B461	H1,H2,H3	38-55-57.51 N	-078-03-24.91 W
76	B461	H1,H2,H3	39-05-42.46 N	-077-51-17.03 W
77	B461	H1,H2,H3	39-22-05.64 N	-077-57-24.85 W
78	B461	H1,H2,H3	39-24-54.01 N	-077-44-58.97 W
79	B461	H1,H2,H3	39-29-20.45 N	-077-36-57.06 W
80	B461	H1,H2,H3	39-21-48.28 N	-077-10-00.32 W